CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Preferred Stock Class A	Preferred Stock Class B	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest	Preferred Stock Class C	Preferred Stock Class D
Balance, shares at Dec. 31, 2018		50,950,000		1,236,319,023
Balance, amount at Dec. 31, 2018	$ (4,866,364)	$ 5,095	$ 0	$ 123,632	$ 63,940,510	$ (68,846,438)	$ (89,163)
Issuance of common shares for services, shares				26,983,333
Issuance of common shares for services, amount	374,050			$ 2,698	371,352
Issuance of common shares for services previously accrued, shares				8,000,000
Issuance of common shares for services previously accrued, amount	800,000			$ 800	799,200
Issuance of common shares for acquisition, shares				156,058,751
Issuance of common shares for acquisition, amount	1,966,341			$ 15,606	1,950,735
Issuance of common shares for principal and accrued interest on convertible notes, shares				135,418,713
Issuance of common shares for principal and accrued interest on convertible notes, amount	569,500			$ 13,542	555,958
Issuance of preferred shares for services, shares		10,000,000
Issuance of preferred shares for services, amount	3,100,000	$ 1,000			3,099,000
Conversion of preferred shares, shares		(6,750,000)		135,500,000
Conversion of preferred shares, amount	0	$ (675)	$ 0	$ 13,550	(12,875)
Warrants issued with convertible notes payable	0
Settlement of derivative liability due to debt conversion	1,506,513				1,506,513
Disposal of subsidiary	109,153					0	109,153
Net loss	(8,068,733)					(7,905,732)	(163,001)
Balance, shares at Dec. 31, 2019		54,200,000	54,200,000	22,643,731
Balance, amount at Dec. 31, 2019	(4,509,540)	$ 5,420	$ 5,420	$ 2,264	72,210,393	(76,752,170)	(143,011)	$ 0	$ 0
Issuance of common shares for services, shares				200,000
Issuance of common shares for services, amount	118,000			$ 20	117,980
Issuance of common shares for principal and accrued interest on convertible notes, shares				1,097,926
Issuance of common shares for principal and accrued interest on convertible notes, amount	233,421			$ 110	233,311
Conversion of preferred shares, shares			(1,600,000)	533,333
Conversion of preferred shares, amount	0		$ (160)	$ 53	107
Settlement of derivative liability due to debt conversion	319,765				319,765
Net loss	(3,142,381)					(2,946,221)	(196,160)
Balance, shares at Jun. 30, 2020		54,200,000	52,600,000	24,474,991
Balance, amount at Jun. 30, 2020	(6,980,575)	$ 5,420	$ 5,260	$ 2,447	73,049,120	(79,698,391)	(339,171)	0	0
Balance, shares at Dec. 31, 2019		54,200,000	54,200,000	22,643,731
Balance, amount at Dec. 31, 2019	(4,509,540)	$ 5,420	$ 5,420	$ 2,264	72,210,393	(76,752,170)	(143,011)	0	0
Issuance of common shares for services, shares				30,000,000
Issuance of common shares for services, amount	149,200			$ 3,000	146,200
Issuance of common shares for acquisition, amount		$ 0
Issuance of common shares for principal and accrued interest on convertible notes, shares				391,696,992
Issuance of common shares for principal and accrued interest on convertible notes, amount	778,657			$ 39,169	739,487
Issuance of preferred shares for services, shares		7,400,000
Issuance of preferred shares for services, amount	555,000	$ 740			554,260
Conversion of preferred shares, shares		(1,600,000)		40,000,000
Conversion of preferred shares, amount	0	$ (160)		$ 4,000	(3,840)
Settlement of derivative liability due to debt conversion	3,052,437				3,052,437
Net loss	(4,444,505)					(4,033,717)	(410,788)
Issuance of common shares pursuant to investment agreement, shares				320,000,000
Issuance of common shares pursuant to investment agreement, amount	812,576			$ 32,000	780,576
Issuance of preferred shares for cash, shares			408
Issuance of preferred shares for cash, amount	408,000		$ 0		408,000
Balance, shares at Dec. 31, 2020		60,000,000	408	33,075,711
Balance, amount at Dec. 31, 2020	(3,198,176)	$ 6,000	$ 0	$ 3,308	78,132,202	(80,785,887)	(553,799)	$ 0	$ 0
Issuance of common shares for services, shares				133,334
Issuance of common shares for services, amount	53,866			$ 13	53,853
Issuance of common shares for acquisition, shares				168,350
Issuance of common shares for acquisition, amount	500,000			$ 17	499,983
Conversion of preferred shares, shares		(3,461,715)	(285)	5,620,061
Conversion of preferred shares, amount	283	$ (346)		$ 562	67
Net loss	(2,505,284)					(2,140,219)	(365,065)
Issuance of preferred shares for cash, shares								760	2,000
Issuance of preferred shares for cash, amount	2,760,000				2,760,000			$ 0	$ 0
Issuance of common shares for principal and accrued interest on notes, shares				2,096,321
Issuance of common shares for principal and accrued interest on notes, amount	3,378,785			$ 210	3,378,576
Issuance of common shares for cash	0
Rounding adjustment in connection with reverse split, shares				1,744,343
Rounding adjustment in connection with reverse split, amount	174			$ 174
Balance, shares at Jun. 30, 2021		56,538,285	123	42,838,120				760	2,000
Balance, amount at Jun. 30, 2021	$ 989,648	$ 5,654	$ 0	$ 4,283	$ 84,824,680	$ (82,926,105)	$ (918,864)	$ 0	$ 0